Thompson	ATLANTA		CINCINNATI		COLUMBUS		NEW YORK
Hine		BRUSSELS		CLEVELAND		DAYTON		WASHINGTON, D.C.

April 30, 2010

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

Re:	Lifetime Achievement Fund, Inc., File Nos. 333-95817 and 811-09749

Dear Sir/Madam:

On behalf of Lifetime Achievement Fund, Inc., a Maryland corporation (the “Fund”), we hereby submit, via electronic filing, Post-Effective Amendment No. 13 to the Fund’s Registration Statement under the Securities Act of 1933.  The Amendment is filed pursuant to Rule 485(b) promulgated under the Securities Act of 1933.  The purpose of this filing is to provide updating information. We believe that the Amendment does not contain any disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

If you have any questions, please contact JoAnn Strasser at (513) 352-6725.

Very truly yours,

/s/ Thompson Hine LLP Thompson Hine LLP

762870.2

THOMPSON HINE llp	312 Walnut Street	www.ThompsonHine.com
Attorneys At Law	14th Floor	Phone 513.352.6700
	Cincinnati, Ohio 45202-4089	Fax 513.241.4771